Retirement and Other Postretirement Benefits - Schedule of Funding and Cash Flows and Defined Contribution Plans (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2026	$ 119
2027	117
2028	117
2029	115
2030	119
2031 - 2035	541
Total benefit payments	1,128
Other postretirement benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2026	5
2027	5
2028	4
2029	4
2030	4
2031 - 2035	18
Total benefit payments	$ 40